Commitments and Contingencies (Details)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 2,422,276
2021	2,031,702
2022	2,009,631
2023	2,099,920
2024	2,190,667
Thereafter	10,899,477
Total minimum lease payments	$ 21,653,673